Dear Shareholders:
--------------------------------------------------------------------------------

    The second half of 1996 was very rewarding for our shareholders. While the first half of 1996 provided a total return of 3.8%*, the second half's strong performance brought the total return of the Fund for the year up to 13.3%*. This compares very favorably with the unmanaged Salomon Brothers World Government
Bond Index which returned 3.6% for the year (in U.S. dollar terms), 0.2% for a ten year U.S. Treasury Bill held for all of 1996 and 10.4% for the average fund in the Lipper Global Fixed Income category according to Lipper Analytical Services, Inc.

    The second half of 1996 saw an acceleration of the trends which we spoke about in our last letter. Yields in peripheral European countries (Spain, Italy and Portugal) which had fallen approximately 1% in the first half of the year declined a further 2% in the second half. Restrictive fiscal policies by these governments brought about by their desire not to be left out of the European Monetary Union combined with rapidly declining inflation produced these dramatic declines in yields. While there is still room for this trend to continue, we believe the majority of this convergence of yields with "core" Europe is coming to an end.

    Emerging market debt also continued its good performance. With the strongest concentration of economic growth in the world, the credit quality of many emerging market countries and companies is increasing and should continue on that path in 1997.

    One of the differences in the second half of 1996 versus the first half is that the dollar bloc (which includes Australia, Canada, New Zealand and the U.S.) also performed very well. Interest rates which had increased in these countries in the first half on the back of a poor U.S. market, reversed their upward trend. While longer term rates in the U.S. managed to decline slightly, yields in the rest of the dollar bloc fell substantially, on the order of 1% to 1.5%. Recognition of the continued trend of low inflation in these countries was the main contributing factor to the decline in yields.

    Looking ahead to 1997, we believe that the most rewarding investments will be those that seek out improving credit quality situations, both on the country and company level. In particular, the return of strong growth to Latin America should provide fertile ground for many of these opportunities. We thank you for your support and look forward to the challenges of the new year.

Sincerely,


Maria Fiorini Ramirez         Denis P. Jamison         Robert M. DeMichele
Portfolio Manager             Portfolio Manager        President
February, 1997                February, 1997           February, 1997

                                 CHART/BEGIN
            Printed version of this shareholder report contains a graphic chart indicating the comparison of change in value of a $10,000 investment in Lexington Ramirez Global Income Fund and the unmanaged Lehman Brothers Global Bond Index from 12/31/94 through 12/31/96.
                                  CHART/END



*13.33%, 8.49%, and 7.64% are the one and five year and since inception (7/10/86) average annual standard total returns, respectively, for the period ended December 31, 1996. Prior to December 31, 1994, the Fund operated under a different name and investment objecitve. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than at their original cost. Total return represents past performance and is not predictive of future results.

Lexington Ramirez Global Income Fund
Statement of Net Assets
(Including the Portfolio of Investments)
December 31, 1996 (unaudited)

   Principal                                                           Value
     Amount                        Security                          (Note 1)
--------------------------------------------------------------------------------
                  LONG-TERM DEBENTURES: 77.5%
                  Government Obligations: 54.4%
                  Argentina: 5.8%
       750,000    Republic of Argentina
                    9.25%, due 2/23/01 ...........................  $   764,062
     1,500,000    Republic of Argentina
                    5.25%, due 3/31/23 ...........................      946,875
                                                                    -----------
                                                                      1,710,937
                                                                    -----------
                  Australia: 5.2%
       930,000   *Commonwealth of Australia
                    9.00%, due 09/15/04 ..........................      811,982
       940,000   *New South Wales
                    Treasury Corporation
                    6.50%, due 05/01/06 ..........................      691,537
                                                                    -----------
                                                                      1,503,519
                                                                    -----------
                  Costa Rica: 2.5%
       900,000    Banco Costa Rica
                    6.25%, due 05/21/10 ..........................      715,500
                                                                    -----------
                  Dominican Republic: 3.1%
     1,200,000    Central Bank of Dominican
                    Republic
                    6.375%, due 08/30/24 .........................      915,000
                                                                    -----------
                  Greece: 4.7%
   330,000,000   *Hellenic Republic
                    14.00%, due 10/23/03 .........................    1,356,462
                                                                    -----------
                  Hungary: 4.3%
   200,000,000   *Government of Hungary
                    21.00%, due 10/24/99 .........................    1,262,480
                                                                    -----------
                  Ireland: 5.9%
     1,000,000   *Government of Ireland
                    6.50%, due 10/18/01 ..........................    1,720,439
                                                                    -----------
                  Jordan: 3.6%
     1,750,000    Kingdom of Jordan
                    4.00%, due 12/23/23 ..........................    1,036,875
                                                                    -----------
                  Kazakhstan: 3.4%
     1,000,000    Republic of Kazakhstan
                    9.25%, due 12/20/99 ..........................    1,000,001
                                                                    -----------
                  New Zealand: 2.8%
     1,150,000   *New Zealand Government
                    6.50%, due 02/15/00 ..........................      800,893
                                                                    -----------
                  Poland: 3.0%
     2,680,000   *Government of Poland
                    16.00%, due 10/12/98 .........................      883,022
                                                                    -----------
                  Portugal: 5.7%
   110,000,000   *Obrig Do Tes Medio Prazo
                    11.875%, due 02/23/00 ........................      844,416
                                                                    -----------
   100,000,000   *Obrig Do Tes Medio Prazo
                    11.875%, due 02/23/05 ........................      824,420
                                                                    -----------
                                                                      1,668,836
                                                                    -----------

(right column)

   Principal                                                           Value
     Amount                        Security                          (Note 1)
--------------------------------------------------------------------------------
                  South Africa: 1.8%
     1,100,000   *Electricity Supply Commission
                    11.00%, due 06/01/08 .........................   $  172,173
     2,000,000   *Republic of South Africa
                    12.00%, due 02/28/05 .........................      349,692
                                                                    -----------
                                                                        521,865
                                                                    -----------
                  Spain: 2.6%
    80,000,000   *Bonos Y Oblig
                    Del Estado
                    10.15%, due 01/31/06 ..........................     750,643
                                                                    -----------
                  Total Government Obligations
                    (Cost $15,249,770) ............................  15,846,472
                                                                    -----------
                  Corporate Bonds: 23.1%
                  Canada: 6.9%
     1,000,000    CHC Helicopter
                    11.50%, due 07/15/02 ..........................   1,025,000
       500,000   *Roger's Communication, Inc.
                    10.50%, due 02/14/06 ..........................     380,803
       700,000   *Stelco, Inc.
                    10.40%, due 11/30/09 ..........................     603,628
                                                                    -----------
                                                                      2,009,431
                                                                    -----------
                  Czech Republic: 3.5%
    12,500,000   *CEZ, A.S.
                    11.30%, due 06/06/05 ..........................     464,044
    14,800,000   *Skofin S.R.O., A.S.
                    11.625%, due 02/09/98 .........................     546,275
                                                                    -----------
                                                                      1,010,319
                                                                    -----------
                  Denmark: 6.0%
     5,500,000   *Nykredit
                    7.00%, due 10/01/26 ...........................     877,832
     5,500,000   *Realkredit Danmark
                    7.00%, due 10/01/26 ...........................     873,916
                                                                    -----------
                                                                      1,751,748
                                                                    -----------
                  Thailand: 2.5%
    17,500,000   *Italian-Thai Development
                    Company
                    12.50%, due 10/11/05 ..........................     734,912
                                                                    -----------
                  United States: 4.2%
       750,000    Chiquita Brands International, Inc.
                    10.25%, due 11/01/06 ..........................     802,500
       250,000    Clark Material Handling Company
                    10.75%, due 11/15/06 ..........................     261,250
       204,288    DLJ Mortgage Acceptance
                    7.25%, due 9/25/11** ..........................     148,804
                                                                    -----------
                                                                      1,212,554
                                                                    -----------
                  Total Corporate Bonds
                    (Cost $6,513,554) .............................   6,718,964
                                                                    -----------
                  TOTAL LONG-TERM DEBENTURES
                    (Cost $21,763,324) ............................  22,565,436
                                                                    -----------

Lexington Ramirez Global Income Fund
Statement of Net Assets
(Including the Portfolio of Investments)
December 31, 1996 (continued)(unaudited)

   Principal                                                           Value
     Amount                        Security                          (Note 1)
--------------------------------------------------------------------------------


                  SHORT-TERM INVESTMENTS: 20.0%
                  Greece: 3.7%
   175,000,000   *Hellenic Treasury Bills
                    0%, due 01/31/97 .............................. $   702,390
   100,000,000   *Hellenic Treasury Bills
                    0%, due 05/31/97 ..............................     385,909
                                                                    -----------
                                                                      1,088,299
                                                                    -----------
                  Indonesia: 3.2%
 1,600,000,000   *Asia Pulp & Paper
                    0%, due 04/29/97 ..............................     645,108
   700,000,000   *Chase Manhattan Bank
                    IDR Time Deposit
                    14.00%, due 1/16/97 ...........................     296,296
                                                                    -----------
                                                                        941,404
                                                                    -----------
                  Mexico: 3.4%
     8,000,000   *Cetes
                    0%, due 2/20/97 ...............................     978,965
                                                                    -----------
                  New Zealand: 3.4%
     1,400,000   *New Zealand Government
                    Treasury Bills
                    0%, due 1/15/97 ...............................     985,914
                                                                    -----------
                  Slovakia: 2.7%
    25,000,000   *European Bank for Research
                    & Development
                    12.50%, due 08/19/97 ..........................     782,567
                                                                    -----------


(right column)

   Principal                                                           Value
     Amount                        Security                          (Note 1)
--------------------------------------------------------------------------------


                  Turkey: 1.3%
50,000,000,000   *Government of Turkey
                    Treasury Bills
                    0%, due 4/09/97 ............................... $   381,332
                                                                    -----------
                  United States: 2.3%
       700,000    U.S. Treasury Bills
                    5.155%, due 12/11/97 ..........................     665,518
                                                                    -----------
                  Total Short-Term Investments
                    (cost $5,924,865) .............................   5,823,999
                                                                    -----------
                  Call Options in Currency:
     1,400,000   *Written Call Option on New
                    Zealand Dollar strike price
                    .713 NZD expires 1/13/97
                    (premium $5,530) (Note 8) .....................      (1,610)
                                                                    -----------
                  Total Investments: 97.5%
                    (cost $27,688,189+) (Note 1) ...............  28,387,825
                  Other assets in excess of
                    liabilities: 2.5% .............................     721,995
                                                                    -----------
                  Total Net Assets: 100%
                    (equivalent to $11.22 per share
                    on 2,594,444 shares outstanding) .............. $29,109,820
                                                                    ===========


 *Principal amount represents local currency.
**Restricted Security (Note 9).
 +Aggregate cost for Federal income tax purposes is identical.

    The Notes to Financial Statements are an integral part of this statement.

Lexington Ramirez Global Income Fund
Statement of Assets and Liabilities
December 31, 1996

Assets

Investments, at value (cost $27,688,189) (Note 1) ............................................ $28,387,825
Cash .........................................................................................      72,570
Receivable for investment securities sold ....................................................      89,375
Receivable for shares sold ...................................................................     233,960
Dividends and interest receivable ............................................................     713,512
Unrealized gain on open forward contracts (Note 7) ...........................................      19,668
                                                                                               -----------
        Total Assets ......................................................................... $29,516,910
                                                                                               -----------

Liabilities
Due to Lexington Management Corporation (Note 2) .............................................      22,500
Payable for shares redeemed ..................................................................     232,128
Distributions payable ........................................................................     107,377
Accrued expenses .............................................................................      45,085
                                                                                               -----------
        Total Liabilities ....................................................................     407,090
                                                                                               -----------
Net Assets (equivalent to $11.22 per share on 2,594,444 shares outstanding) (Note 4) ......... $29,109,820
                                                                                               ===========

Net Assets consist of:
Additional paid-in capital (Note 1) ..........................................................  28,286,038
Distributions in excess of net investment income (Note 1) ....................................     (86,311)
Accumulated net realized gain on investments and foreign currency transactions (Note 1) ......     192,017
Unrealized appreciation on investments and foreign currency transactions .....................     718,076
                                                                                               -----------
        Total Net Assets ..................................................................... $29,109,820
                                                                                               ===========

   The Notes to Financial Statements are an integral part of this statement.

Lexington Ramirez Global Income Fund
Statement of Operations
Years ended December 31, 1996

Investment Income
    Interest .................................................................  $2,106,538
    Less: foreign tax expense ................................................      25,200
                                                                                ----------
            Total investment income ..........................................                   $2,081,338

Expenses
    Investment advisory fee (Note 2) .........................................     175,988
    Printing and mailing expenses ............................................      55,988
    Distribution expense (Note 3) ............................................      43,997
    Registration fees ........................................................      25,558
    Custodian fees ...........................................................      23,158
    Professional fees ........................................................      21,556
    Transfer agent and shareholder services expense (Note 2) .................      20,870
    Directors' fees and expenses .............................................      15,488
    Accounting expenses (Note 2) .............................................      12,686
    Computer processing fees .................................................       5,922
    Other expenses ...........................................................       9,446
                                                                                ----------
            Total expenses ...................................................     410,657
            Less: expenses recovered under contract
              with investment adviser (Note 2) ...............................    (145,984)         264,673
                                                                                ----------       ----------
            Net investment income ............................................                    1,816,665

Realized and Unrealized Gain (Loss) on Investments (Note 5)
    Net realized gain (loss) on:
        Investments ..........................................................     583,537
        Foreign currency transactions ........................................    (389,687)
                                                                                ----------
            Net realized gain ................................................                      193,850
    Net change in unrealized appreciation/depreciation on:
        Investments ..........................................................     207,852
        Foreign currency translation of other assets and liabilities .........      14,433
                                                                                ----------
            Net change in unrealized appreciation ............................                      222,285
                                                                                                 ----------

                Net realized and unrealized gain .............................                      416,135
                                                                                                 ----------
Increase in Net Assets Resulting from Operations .............................                   $2,232,800
                                                                                                 ==========

   The Notes to Financial Statements are an integral part of this statement.

Lexington Ramirez Global Income Fund
Statements of Changes in Net Assets
Years ended December 31, 1996 and 1995



                                                          1996           1995
                                                       -----------  -----------
Net investment income ...............................  $ 1,816,665  $   959,352
Net realized gain on investments and
  foreign  currency  transactions ...................      193,850      331,370
Net change in  unrealized appreciation  of
  investments and foreign currency translations .....      222,285      492,391
                                                       -----------  -----------
Increase in net assets resulting from operations ....    2,232,800    1,783,113
Distributions to shareholders from net
  investment income .................................   (1,529,914)    (901,633)
Distributions to shareholders from net realized
  gains from security transactions ..................      (92,247)        -
Increase in net assets from capital share
  transactions (Note 4) .............................   16,244,449    1,022,692
                                                       -----------  -----------
Net increase in net assets ..........................   16,855,088    1,904,172

Net Assets
Beginning of period .................................   12,254,732   10,350,560
                                                       -----------  -----------
End of period (including distributions in excess
  of net investment income of $86,311 and
  undistributed net investment income of
  $16,186, respectively) ............................  $29,109,820  $12,254,732
                                                       ===========  ===========


   The Notes to Financial Statements are an integral part of these statements.

Lexington Ramirez Global Income Fund
Notes to Financial Statements
December 31, 1996 and 1995

1.  Significant Accounting Policies

Lexington Ramirez Global Income Fund, Inc. (the "Fund") is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek high current income. Capital appreciation is a secondary objective. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

    Investments Security transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are reported on the identified cost basis. Long-term debt obligations held by the Fund are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when LMC deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation and market fluctuations. Equity securities are valued at the last sale price on the exchange or in the principal OTC market in which such securities are traded, as of the close of business on the day the securities are being valued, lacking any sales, at the last available bid price. Securities for which market quotations are not readily available and other assets are valued at fair value as determined by management in good faith and approved by the Board of Directors. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income, adjusted for amortization of premiums and accretion of discounts, is accrued as earned.

    Foreign Currency Transactions Foreign currencies (and receivables and payables denominated in foreign currencies) are translated into U.S. dollar amounts at current exchange rates. Translation gains or losses resulting from changes in exchange rates and realized gains and losses on the settlement of foreign currency transactions are reported in the statement of operations. In addition, the Fund may enter into forward foreign exchange contracts in order to hedge against foreign currency risk in the purchase or sale of securities denominated in foreign currency. The Fund may also enter into such contracts to hedge against changes in foreign currency exchange rates on portfolio positions. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as unrealized gains or losses. Realized gains or losses are recognized when contracts are closed and are reported in the statement of operations.

    Federal Income Taxes It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income taxes is required.

    Distributions Dividends from net investment income are normally declared and paid quarterly and dividends from net realized capital gains are normally declared and paid annually. However, the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31, 1996, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change.

Lexington Ramirez Global Income Fund
Notes to Financial Statements
December 31, 1996 and 1995 (continued)


    Use of Estimates The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


2.  Investment Advisory Fee and Other Transactions with Affiliate

The Fund pays an investment advisory fee to Lexington Management Corporation ("LMC") at an annual rate of 1.00% of the Fund's average daily net assets. In connection with providing investment advisory services, LMC has entered into a sub-advisory contract with MFR Advisors Inc. ("MFR") under which MFR provides the Fund with investment management services. Pursuant to the terms of the sub-advisory contract between LMC and MFR, LMC pays MFR a monthly sub-advisory fee at the annual rate of .50% of the Fund's average daily net assets over $15 million. LMC has agreed to voluntarily limit the total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses but including management fee and operating expenses) to an annual rate of 1.50% of the Fund's average net assets through December 31, 1997 or such later date as may be determined by LMC. The investment advisory fee and expense reimbursement are set forth in the statement of operations.

The Fund also reimbursed LMC for certain expenses, including accounting and shareholder servicing costs of $22,160, which were incurred by the Fund, but paid by LMC.


3.  Distribution Plan

The Fund has adopted a Distribution Plan (the "Plan") which allows payments to finance activities associated with the distribution of the Fund's shares. The Plan provides that the Fund may pay distribution fees on a reimbursement basis, including payments to Lexington Funds Distributor, Inc. ("LFD"), the Fund's distributor, in amounts not exceeding 0.25% per annum of the Fund's average daily net assets. Total distribution expenses for the year ended December 31, 1996 were $43,997 and are set forth in the statement of operations.


4.  Capital Stock

Transactions in capital stock were as follows:


                                      Year ended                Year ended
                                   December 31, 1996         December 31, 1995
                                 ----------------------   ----------------------
                                  Shares       Amount      Shares       Amount
                                  ------       ------      ------       ------
Shares sold ................... 2,090,482   $23,291,607    356,354   $3,788,187
Shares issued on reinvestment
  of dividends ................   119,710     1,308,206     72,344      755,680
                                ---------   -----------    -------   ----------
                                2,210,192    24,599,813    428,698    4,543,867
Shares redeemed ...............  (755,281)   (8,355,364)  (345,326)  (3,521,175)
                                ---------   -----------    -------   ----------
Net increase .................. 1,454,911   $16,244,449     83,372   $1,022,692
                                =========   ===========    =======   ==========

Lexington Ramirez Global Income Fund
Notes to Financial Statements
December 31, 1996 and 1995 (continued)



5.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales of securities for the year ended December 31, 1996, excluding short-term securities, were $21,471,435 and $9,717,270, respectively.

At December 31, 1996, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $1,172,971 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $454,895.


6.  Investment and Concentration Risks

The Fund's investments in foreign securities may involve risks not present in domestic investments. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

In addition to the risks described above, risks may arise from forward foreign exchange contracts as the result of the potential inability of counterparties to meet the terms of their contracts.


7.  Forward Foreign Exchange Contracts

At December 31, 1996, the Fund was committed to sell foreign currencies under the following forward foreign exchange contracts:

                                                                     Unrealized
                             Settlement  Contract  Contract  Current  Gain at
       Security                 Date      Amount     Rate      Rate   12/31/96
       --------              ----------  --------  --------  ------- ----------
Canadian Dollar ...........   1/31/97   $ 896,861   1.3380   1.3680    $19,668
                                                                       =======

8. Option Contracts

When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the cost of the security sold will be decreased by the premium originally received. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price.

Lexington Ramirez Global Income Fund
Notes to Financial Statements
December 31, 1996 and 1995 (continued)


8. Option Contracts (continued)


The following written call option transactions occurred during the period ended December 31, 1996:

                                                                      Number of
                                                         Premiums     Contracts
                                                       ------------  ----------
Options written outstanding at December 31, 1995 ....... $  -              0
Options written during the period ended
  December 31, 1996 ....................................  78,629          12
Options cancelled in closing purchase transactions ..... (26,458)         (6)
Options expired ........................................ (46,641)         (5)
                                                         -------         ---
Options written, outstanding at December 31, 1996 ...... $ 5,530           1
                                                         =======         ===

9. Restricted Securities

    The following securities were purchased under Rule 144A of the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may be sold only to qualified institutional investors.

                         Acquisition  Principal                Market  % of Net
Security                    Date       Amount   Average Cost   Value    Assets
--------                 -----------  --------- ------------   ------  --------
DLJ Mortgage Acceptance .. 10/25/96    204,288     $0.74     $ 148,804   0.51%

    Pursuant to guidelines adopted by the Fund's Board of Directors, these unregistered securities have been deemed to be illiquid. The Fund currently limits investment in illiquid securities to 15% of the Fund's net assets, at market value, at the time of purchase.

Lexington Ramirez Global Income Fund
Financial Highlights

Selected per share data for a share outstanding throughout the period:

                                               Year ended December 31,
                                     ------------------------------------------
                                       1996     1995     1994     1993    1992
                                       ----     ----     ----     ----    ----
Net asset value, beginning
  of period                           $10.75   $ 9.80   $10.95   $10.39  $10.35
                                      ------   ------   ------   ------  ------
Income (loss) from investment
  operations:
Net investment income                   1.01      .96      .46      .53     .61
Net realized and unrealized gain
  (loss) from investments and
  foreign currency transactions          .36      .95    (1.16)     .58     .04
                                      ------   ------   ------   ------  ------
Total income (loss) from investment
  operations                            1.37     1.91     (.70)    1.11     .65
                                      ------   ------   ------   ------  ------
Less distributions:
  Distributions from net investment
    income                              (.86)    (.96)    (.45)    (.55)   (.61)
  Distributions from net realized
    gains                               (.04)       -        -        -       -
                                      ------   ------   ------   ------  ------
Total distributions                     (.90)    (.96)    (.45)    (.55)   (.61)
                                      ------   ------   ------   ------  ------
Net asset value, end of period        $11.22   $10.75   $ 9.80   $10.95  $10.39
                                      ======   ======   ======   ======  ======
Total return                          13.33%   20.10%   (6.52%)  10.90%   6.51%

Ratios to average net assets:
  Expenses, before reimbursement
    or waiver                          2.33%    3.07%    1.80%    1.44%   1.54%
  Expenses, net of reimbursement
    or waiver                          1.50%    2.75%    1.50%    1.44%   1.50%
  Net investment income, before
   reimbursement or waiver             9.49%    9.48%    4.18%    4.83%   5.88%

  Net investment income               10.32%    9.80%    4.48%    4.83%   5.92%
Portfolio turnover                    71.83%  164.72%   10.20%   31.06%  31.24%
Net assets, end of period
  (000's omitted)                    $29,110  $12,255  $10,351  $14,576 $13,085

Independent Auditors' Report

The Board of Trustees and Shareholders
Lexington Ramirez Global Income Fund:


    We have audited the accompanying statements of net assets (including the portfolio of investments) and assets and liabilities of Lexington Ramirez Global Income Fund as of December 31, 1996, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian. As to securities sold but not delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lexington Ramirez Global Income Fund as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                                                          KPMG Peat Marwick LLP




New York, New York
February 14, 1997

Lexington
Ramirez Global Income Fund, Inc.


Investment Adviser
----------------------------------------------------------
LEXINGTON MANAGEMENT CORPORATION
P.O. Box 1515
Park 80 West Plaza Two
Saddle Brook, New Jersey 07663


Sub-Adviser
----------------------------------------------------------
MFR ADVISORS, INC.
Liberty Plaza
46th Floor
New York, New York 10006

Distributor
----------------------------------------------------------
LEXINGTON FUNDS DISTRIBUTOR, INC.
P.O. Box 1515
Park 80 West Plaza Two
Saddle Brook, New Jersey 07663



      ------------------------------------------
       All shareholder requests for services of any kind should be sent to:

       Transfer Agent
      ------------------------------------------
       STATE STREET BANK AND
       TRUST COMPANY
       c/o National Financial Data Services
       1004 Baltimore
       Kansas City, Missouri 64105

       Or call toll free:
       Service and Sales: 1-800-526-0056
       24 Hour Account Information:
       1-800-526-0052
      ------------------------------------------


----------------------------------------------------------
(800) 526-0052
                    "LEXLINE"
     24 hour toll-free telephone access to your
               Lexington Fund account
    Price/Yield * Account Balances * Exchanges *
Last Transactions * Total Return * Duplicate Statements
----------------------------------------------------------
This report has been prepared for the information of the shareholders of Lexington Ramirez Global Income Fund and is authorized for distribution to the public only if it is accompanied or preceded by a currently effective prospectus which sets forth expenses and other material information.



                                    ---------
                                    LEXINGTON
                                    ---------
















                             -----------------------
                                    LEXINGTON

                                     RAMIREZ
                                     GLOBAL
                                     INCOME
                                      FUND

                                  (filled box)


                   (filled box)Quarterly dividends
                   (filled box)Capital appreciation potential
                   (filled box)Free telephone exchange
                               privilege
                   (filled box)No sales charge
                                  (filled box)

                                  ANNUAL REPORT
                                DECEMBER 31, 1996
                               The Lexington Group
                                   of No Load
                              Investment Companies
                             -----------------------